Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Centrys

NYSE

02044130

1-16443

RECD S.E.C.
JUL 1 2 2002
1086

July 12, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 16 2002
THOMSON FINANCIAL P

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MSDW Structured Asset Corp., SATURNS JP Morgan Chase Capital Security-Backed Series 2002-6 Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 12, 2002. Tentative listing date July 17, 2002.

Sincerely,

Parat Madho